Property, plant and equipment (Detail Textuals) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Amortization of property, plant and equipment	$ 485,000	$ 103,000	$ 1,173,000
Impairment of property, plant and equipment	95,000
Discontinued Operations
Disclosure of detailed information about property, plant and equipment [line items]
Amortization of property, plant and equipment			1,075
Discontinued Operations | Selling, general and administrative expense
Disclosure of detailed information about property, plant and equipment [line items]
Amortization of property, plant and equipment	$ 485	$ 103	$ 98